OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Other Current Liabilities

	As of December 31,
	2 0 1 8	2 0 1 7

Accrued salaries and fringe benefits	$14,008	$13,522
Accrued warranty costs (See B below)	5,622	5,055
Governmental institutions	4,417	7,215
Other	1,032	246
	$25,079	$26,038

Changes in the Product Warranty Accrual
The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2018 and 2017:

	As of December 31,
	2 0 1 8	2 0 1 7

Balance as of beginning of year	$5,055	$4,358
Services provided under warranty	(6,428)	(6,189)
Changes in provision	6,995	6,886
Balance as of end of year	$5,622	$5,055